Lease Liability	12 Months Ended
Dec. 31, 2023
Lease Liability [Abstract]
Lease Liability
13.	Lease Liability

	Maturity	Incremental borrowing rate	December 31, 2023	December 31, 2022
Current	2023	10.25%	$135,337	$214,058
Non-current	2024	10.25%	–	116,763
			$135,337	$330,821

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at December 31, 2023 are as follows:

Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$–	$2,418,706
Present value of lease payments	–	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	–	(80,000)	(80,000)
Accounts payable	–	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	–	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	–	330,821	330,821
Accrued interest	–	25,942	25,942
Cash payments	–	(60,000)	(60,000)
Accounts payable	–	(180,000)	(180,000)
Movement in exchange rates	–	18,574	18,574
Balance, December 31, 2023	$–	$135,337	$135,337

During the year ended December 31, 2022, the Company derecognized the lease liability with a net book value of $2,375,590 in connection with the loss of control of Bophelo Bio & Wellness (Pty) Ltd.

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2023:

Year ended December 31:
2023	$–
2024	140,000
$140,000